Stockholders' Equity - Preferred Stock Warrants (Details) - $ / shares	Jun. 30, 2021	May 10, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2017	Mar. 08, 2013
Class of Warrant or Right [Line Items]
Exercise price per share	$ 11.50		$ 11.50
Warrants expiry term	5 years		5 years
SHAPEWAYS, INC
Class of Warrant or Right [Line Items]
Exercise price per share					$ 5.2584	$ 2.5946
Warrants expiry term					10 years	10 years
Series B-1 | SHAPEWAYS, INC
Class of Warrant or Right [Line Items]
Warrants to purchase shares		23,125				23,125
Exercise price per share		$ 2.5946
Warrant outstanding			23,125	23,125
Series D | SHAPEWAYS, INC
Class of Warrant or Right [Line Items]
Warrants to purchase shares					57,051
Warrant outstanding	57,051		57,051	57,051